CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	$ 69,370	$ 37,163
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	980,805	636,880
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	65,062	29,355
Amounts due to related parties, current	34,990	46,025
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,258	856
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	56,320	0
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	1,097,868	426,675
Convertible debts of the Consolidated VIEs without recourse to the primary beneficiaries	29,481	0
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	27,212	9,539
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	25,802	7,894
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	358	1,026
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	144,000	0
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	160,708	171,262
Convertible debts of the Consolidated VIEs without recourse to the primary beneficiaries	1,356,332	1,061,796
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	975	679
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	976	2,974
VIEs [Member]
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	11,274	5,095
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	93,146	236,883
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	6,116	4,832
Amounts due to related parties, current	1,569	1,297
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	1,258	856
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	8,797	0
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	133,362	119,219
Convertible debts of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	5,850	1,785
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,357	1,630
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	358	1,026
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	20,129	0
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	49,325	72,439
Convertible debts of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 976	$ 2,522
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	311,068,949	190,423,065
Ordinary shares, Outstanding (in shares)	311,068,949	190,423,065
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,175,703
Ordinary shares, Outstanding (in shares)	152,175,703	152,175,703